Fair value of financial instruments	9 Months Ended
Sep. 30, 2024
Disclosure of fair value measurement of equity [abstract]
Fair value of financial instruments

14.	Fair value of financial instruments

The following presents financial assets and liabilities measured at fair value in the statement of financial position in accordance with the fair value hierarchy.

In establishing fair value, the Company uses a fair value hierarchy based on levels as defined below:

●	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities at the reporting date;
●	Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
●	Level 3: inputs that are based on little or no observable market data, therefore requiring entities to develop their own assumptions.

The Company has determined that, excluding the derivative, the carrying amounts of its current financial assets and financial liabilities approximate their fair value given the short-term nature of these instruments.

As at September 30, 2024 and December 31, 2023, the New Warrants and DSUs are the only financial instruments measured at fair value in the condensed interim consolidated statement of financial position. The New Warrants having an exercise price of $0.01 and DSUs of $nil are classified in level 2 and their fair value has been estimated by reference to the quoted price of the underlying shares at the reporting date. The fair value of warrants deemed issued to Aeterna warrant holders is measured at fair value are classified in level 3.

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of September 30, 2024, and for the three and nine months ended September 30, 2024, and 2023

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)